INCOME TAXES - Schedule of Reconciliation between the provision for income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Reconciliation between the provision for income taxes computed by applying the PRC EIT rate of 25% to income before income taxes and the actual provision of income taxes
Net loss before provision for income taxes	$ (3,787)	$ (33,213)	$ (93,269)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (947)	$ (8,303)	$ (23,317)
Expenses not deductible for tax purpose
Entertainment expenses exceeded the tax limit	48	96	132
Tax effect of impairment loss on property and equipment and intangible assets	0	0	302
Tax effect of unrealized net operating loss	5,481	30,854	0
Tax effect of other permanent differences	19	(856)	4,913
Non-taxable gain from subsidiaries disposal	(14,323)	0	0
Changes in valuation allowance	104,282	(22,364)	17,080
Effect of preferential tax rates granted to PRC entities	1,599	1,215	689
Effect of income tax benefit due to reverse of UTP	(11,065)	0	0
Effect of income tax rate change	(396)	(262)	0
Effect of income tax rate difference in other jurisdictions	67	311	351
Income tax expenses (benefits)	$ (10,235)	$ 691	$ 150
Effective tax rates	270.30%	(2.10%)	(0.20%)